Consolidated Statements of Equity - USD ($) $ in Thousands	Total	AerCap Holdings N.V. shareholders’ equity	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated retained earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2022			250,347,345
Beginning balance at Dec. 31, 2022	$ 16,195,050	$ 16,117,507	$ 3,024	$ 8,586,034	$ (254,699)	$ 108,226	$ 7,674,922	$ 77,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(12,034)							(12,034)
Redemption of non-controlling interest	(100,000)	(22,953)		(22,953)				(77,047)
Repurchase of shares	(2,618,547)	(2,618,547)			(2,618,547)
Share cancellation (in shares)			(34,803,606)
Share cancellation	0		$ (348)	(2,001,587)	2,001,935
Share-based compensation	97,058	97,058		97,058
Ordinary shares issued, net of tax withholdings	(20,404)	(20,404)		(63,996)	52,006		(8,414)
Total comprehensive (loss) income	3,047,923	3,036,169				(99,922)	3,136,091	11,754
Ending balance (in shares) at Dec. 31, 2023			215,543,739
Ending balance at Dec. 31, 2023	16,589,046	16,588,830	$ 2,676	6,594,556	(819,305)	8,304	10,802,599	216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(1,473,743)	(1,473,743)			(1,473,743)
Dividends declared on ordinary shares	(145,583)	(145,583)					(145,583)
Share cancellation (in shares)			(11,000,000)
Share cancellation	0		$ (118)	(802,170)	802,288
Share-based compensation	111,140	111,140		111,140
Ordinary shares issued, net of tax withholdings	(29,032)	(29,032)		(94,250)	65,108		110
Total comprehensive (loss) income	2,133,004	2,133,011				34,379	2,098,632	(7)
Ending balance (in shares) at Dec. 31, 2024			204,543,739
Ending balance at Dec. 31, 2024	17,184,832	17,184,623	$ 2,558	5,809,276	(1,425,652)	42,683	12,755,758	209
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(2,427,245)	(2,427,245)			(2,427,245)
Dividends declared on ordinary shares	(192,164)	(192,164)					(192,164)
Share cancellation (in shares)			(25,500,000)
Share cancellation	0		$ (291)	(2,192,218)	2,192,509
Share-based compensation	166,239	166,239		166,239
Ordinary shares issued, net of tax withholdings	(65,892)	(65,892)		(265,334)	193,067		6,375
Total comprehensive (loss) income	3,657,721	3,657,719				(92,893)	3,750,612	2
Ending balance (in shares) at Dec. 31, 2025			179,043,739
Ending balance at Dec. 31, 2025	$ 18,323,491	$ 18,323,280	$ 2,267	$ 3,517,963	$ (1,467,321)	$ (50,210)	$ 16,320,581	$ 211